Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying Amount of Intangible Assets for Partnership's Reportable Segments	The carrying amount of the Company's intangible assets as follows:

	December 31, 2023 $			December 31, 2022 $
	LNG Segment $	NGL Segment $	Total $	LNG Segment $	NGL Segment $	Total $
Gross carrying amount	179,813	24,810	204,623	179,813	24,810	204,623
Accumulated amortization	(168,702)	(5,474)	(174,176)	(162,543)	—	(162,543)
Net carrying amount	11,111	19,336	30,447	17,270	24,810	42,080

Schedule of Goodwill	The Company's carrying amount of goodwill as at December 31, 2023 and 2022 is as follows:

	December 31, 2023 $	December 31, 2022 $
LNG segment	31,921	31,921
NGL segment	8,387	8,387
Total	40,308	40,308